Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Non-Current Assets
Schedule of other non-current assets

	As of December 31,
	2021	2022
Various guarantees	603	219
Other long-term assets	4,263	1,873
Total	4,866	2,092